Accrued liabilities and provisions - Details of contingent assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item
Accrued liabilities and provisions
Number of processes of contingent assets | item	1,115	973
Proceedings amount | $	$ 3,730,634	$ 1,048,317
Ordinary administrative
Accrued liabilities and provisions
Number of processes of contingent assets | item	113	94
Proceedings amount | $	$ 772,430	$ 662,350
Arbitration
Accrued liabilities and provisions
Number of processes of contingent assets | item	1	1
Proceedings amount | $		$ 300,846
Civil
Accrued liabilities and provisions
Number of processes of contingent assets | item	311	268
Proceedings amount | $	$ 1,074,544	$ 31,136
Penal
Accrued liabilities and provisions
Number of processes of contingent assets | item	159	116
Proceedings amount | $	$ 36,418	$ 35,561
Labor
Accrued liabilities and provisions
Number of processes of contingent assets | item	526	488
Proceedings amount | $	$ 1,847,242	$ 18,424
Constitutional
Accrued liabilities and provisions
Number of processes of contingent assets | item	5	6
Proceedings amount | $	$ 0	$ 0